Reconciliation of changes in property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
IfrsStatementLineItems [Line Items]
Beginning of the year		₨ 21,997
End of the year	$ 558	45,843	₨ 21,997
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		51
End of the year		1	51
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		5,919
End of the year		9,072	5,919
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		243
End of the year		421	243
Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		13,304
End of the year		35,083	13,304
Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		2,480
End of the year		1,265	2,480
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		410,052	429,893
Additions		44,185	12,767
Disposals/adjustment		(36,540)	(32,665)
Effects of movements in foreign exchange rates		139	57
End of the year		417,836	410,052
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		207	201
Additions
Disposals/adjustment
Effects of movements in foreign exchange rates		21	6
End of the year		228	207
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		326,207	338,463
Additions		6,982	5,713
Disposals/adjustment		(14,868)	(17,987)
Effects of movements in foreign exchange rates			18
End of the year		318,321	326,207
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		2,182	2,284
Additions		345
Disposals/adjustment		(99)	(120)
Effects of movements in foreign exchange rates		52	18
End of the year		2,480	2,182
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		54,437	60,160
Additions		36,482	7,013
Disposals/adjustment		(19,324)	(12,736)
Effects of movements in foreign exchange rates
End of the year		71,595	54,437
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		27,019	28,785
Additions		376	41
Disposals/adjustment		(2,249)	(1,822)
Effects of movements in foreign exchange rates		66	15
End of the year		25,212	27,019
Depreciation [Member]
IfrsStatementLineItems [Line Items]
Beginning of the year		388,055	405,548
Disposals/adjustment		(30,506)	(32,299)
Charge for the year		14,309	14,752
Effects of movements in foreign exchange rates		136	54
End of the year		371,994	388,055
Depreciation [Member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		156	76
Disposals/adjustment
Charge for the year		52	76
Effects of movements in foreign exchange rates		19	4
End of the year		227	156
Depreciation [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		320,288	332,569
Disposals/adjustment		(14,868)	(17,987)
Charge for the year		3,828	5,688
Effects of movements in foreign exchange rates			18
End of the year		309,248	320,288
Depreciation [Member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		1,939	1,905
Disposals/adjustment		(99)	(120)
Charge for the year		168	136
Effects of movements in foreign exchange rates		52	18
End of the year		2,060	1,939
Depreciation [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		41,133	46,915
Disposals/adjustment		(13,382)	(12,370)
Charge for the year		8,761	6,588
Effects of movements in foreign exchange rates
End of the year		36,512	41,133
Depreciation [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning of the year		24,539	24,083
Disposals/adjustment		(2,157)	(1,822)
Charge for the year		1,500	2,264
Effects of movements in foreign exchange rates		65	14
End of the year		₨ 23,947	₨ 24,539